Schedule of Investments (unaudited)	iShares® S&P 500 Growth ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.2%
L3Harris Technologies Inc.	148,143	$35,806,163
TransDigm Group Inc.(a)	41,717	22,388,263
		58,194,426
Air Freight & Logistics — 0.5%
Expeditors International of Washington Inc.	306,781	29,898,876
United Parcel Service Inc., Class B	577,526	105,421,596
		135,320,472
Auto Components — 0.1%
Aptiv PLC(a)(b)	200,851	17,889,799

Automobiles — 3.7%
Tesla Inc.(a)	1,534,608	1,033,435,719

Banks — 2.1%
Bank of America Corp.	5,707,889	177,686,584
Comerica Inc.	108,474	7,959,822
First Republic Bank/CA	328,389	47,353,694
JPMorgan Chase & Co.	2,470,707	278,226,315
Regions Financial Corp.	757,176	14,197,050
Signature Bank/New York NY	115,033	20,615,064
SVB Financial Group(a)	107,634	42,514,354
Zions Bancorp. NA	132,939	6,766,595
		595,319,478
Beverages — 0.8%
Keurig Dr Pepper Inc.	323,614	11,452,700
Monster Beverage Corp.(a)	355,062	32,914,247
PepsiCo Inc.	1,061,989	176,991,087
		221,358,034
Biotechnology — 2.4%
AbbVie Inc.	1,745,056	267,272,777
Amgen Inc.	400,539	97,451,139
Incyte Corp.(a)	144,155	10,951,455
Moderna Inc.(a)	632,837	90,400,765
Regeneron Pharmaceuticals Inc.(a)	197,548	116,776,549
Vertex Pharmaceuticals Inc.(a)	280,621	79,076,192
		661,928,877
Building Products — 0.2%
A O Smith Corp.	121,980	6,669,866
Fortune Brands Home & Security Inc.	107,306	6,425,483
Johnson Controls International PLC	776,051	37,157,322
Masco Corp.(b)	203,141	10,278,935
		60,531,606
Capital Markets — 3.3%
Ameriprise Financial Inc.	121,821	28,954,415
BlackRock Inc.(c)	135,311	82,409,811
Cboe Global Markets Inc.	112,929	12,782,433
Charles Schwab Corp. (The)	1,875,454	118,491,184
FactSet Research Systems Inc.	40,874	15,718,914
Franklin Resources Inc.	220,144	5,131,557
Goldman Sachs Group Inc. (The)	628,080	186,552,322
Intercontinental Exchange Inc.	581,569	54,690,749
MarketAxess Holdings Inc.	33,620	8,607,056
Moody's Corp.	193,560	52,642,513
Morgan Stanley	1,254,004	95,379,544
MSCI Inc.	148,536	61,219,112
Nasdaq Inc.	164,437	25,083,220
Raymond James Financial Inc.	209,753	18,754,016
S&P Global Inc.	387,209	130,512,666
Security	Shares	Value

Capital Markets (continued)
T Rowe Price Group Inc.	290,642	$33,019,838
		929,949,350
Chemicals — 0.9%
Albemarle Corp.	144,609	30,220,389
Celanese Corp.	85,642	10,072,356
CF Industries Holdings Inc.	228,896	19,623,254
Linde PLC(b)	469,401	134,966,869
Sherwin-Williams Co. (The)	231,924	51,930,103
		246,812,971
Commercial Services & Supplies — 0.5%
Cintas Corp.	73,169	27,330,817
Copart Inc.(a)	263,407	28,621,805
Republic Services Inc.	168,375	22,035,236
Rollins Inc.(b)	181,733	6,346,116
Waste Management Inc.(b)	355,381	54,366,185
		138,700,159
Communications Equipment — 0.8%
Arista Networks Inc.(a)	411,518	38,575,697
Cisco Systems Inc.	3,418,615	145,769,744
F5 Inc.(a)	58,497	8,952,381
Motorola Solutions Inc.	180,499	37,832,590
		231,130,412
Construction & Engineering — 0.1%
Quanta Services Inc.(b)	141,908	17,786,749

Construction Materials — 0.1%
Martin Marietta Materials Inc.	66,314	19,843,801
Vulcan Materials Co.	116,868	16,606,943
		36,450,744
Consumer Finance — 0.6%
American Express Co.	490,820	68,037,469
Capital One Financial Corp.	345,022	35,947,842
Discover Financial Services	513,811	48,596,244
Synchrony Financial	522,747	14,438,272
		167,019,827
Containers & Packaging — 0.1%
Avery Dennison Corp.	77,262	12,506,400
Sealed Air Corp.	143,763	8,298,000
		20,804,400
Distributors — 0.1%
LKQ Corp.	204,300	10,029,087
Pool Corp.(b)	72,891	25,601,506
		35,630,593
Electric Utilities — 0.1%
NRG Energy Inc.	432,929	16,524,900

Electrical Equipment — 0.2%
Generac Holdings Inc.(a)(b)	116,964	24,630,279
Rockwell Automation Inc.	109,518	21,828,033
		46,458,312
Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp., Class A	576,323	37,103,675
CDW Corp./DE	145,239	22,883,857
Keysight Technologies Inc.(a)	251,059	34,608,483
Trimble Inc.(a)	257,553	14,997,311
Zebra Technologies Corp., Class A(a)	70,113	20,609,716
		130,203,042

Schedule of Investments (unaudited) (continued)	iShares® S&P 500 Growth ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Entertainment — 0.6%
Live Nation Entertainment Inc.(a)(b)	107,691	$8,893,123
Netflix Inc.(a)	812,470	142,076,629
Take-Two Interactive Software Inc.(a)	180,663	22,136,637
		173,106,389
Equity Real Estate Investment Trusts (REITs) — 2.3%
American Tower Corp.	433,587	110,820,501
AvalonBay Communities Inc.	106,100	20,609,925
Camden Property Trust	194,796	26,196,166
Crown Castle International Corp.	356,346	60,001,540
Duke Realty Corp.	456,984	25,111,271
Equinix Inc.	76,563	50,303,422
Essex Property Trust Inc.	52,675	13,775,039
Extra Space Storage Inc.	245,551	41,773,136
Federal Realty Investment Trust	57,372	5,492,795
Iron Mountain Inc.	324,129	15,781,841
Mid-America Apartment Communities Inc.	130,818	22,849,980
Prologis Inc.	825,792	97,154,429
Public Storage	164,774	51,519,887
SBA Communications Corp.	110,430	35,343,122
Simon Property Group Inc.	358,760	34,053,499
UDR Inc.	300,642	13,841,558
Weyerhaeuser Co.	575,945	19,075,298
		643,703,409
Food & Staples Retailing — 0.7%
Costco Wholesale Corp.	413,384	198,126,684

Food Products — 0.1%
Hershey Co. (The)	120,142	25,849,753

Health Care Equipment & Supplies — 2.1%
Abbott Laboratories.	1,697,078	184,387,525
Abiomed Inc.(a)(b)	46,156	11,424,072
Align Technology Inc.(a)	134,898	31,926,310
Dexcom Inc.(a)(b)	717,775	53,495,771
Edwards Lifesciences Corp.(a)(b)	716,394	68,121,905
Hologic Inc.(a)	340,509	23,597,274
IDEXX Laboratories Inc.(a)	105,876	37,133,889
Intuitive Surgical Inc.(a)	452,944	90,910,390
ResMed Inc.	156,355	32,776,699
STERIS PLC	77,209	15,916,635
Stryker Corp.	252,340	50,197,996
		599,888,466
Health Care Providers & Services — 1.6%
HCA Healthcare Inc.	241,330	40,557,920
Laboratory Corp. of America Holdings	88,902	20,835,073
Molina Healthcare Inc.(a)	53,248	14,888,673
Quest Diagnostics Inc.	97,894	13,017,944
UnitedHealth Group Inc.	720,300	369,967,689
		459,267,299
Hotels, Restaurants & Leisure — 1.3%
Caesars Entertainment Inc.(a)(b)	253,456	9,707,365
Chipotle Mexican Grill Inc.(a)	34,465	45,054,716
Domino's Pizza Inc.	44,171	17,213,880
Hilton Worldwide Holdings Inc.	207,063	23,075,101
McDonald's Corp.	608,609	150,253,390
Starbucks Corp.	1,072,010	81,890,844
Yum! Brands Inc.	244,486	27,751,606
		354,946,902
Household Durables — 0.2%
DR Horton Inc.	313,335	20,739,644
Security	Shares	Value

Household Durables (continued)
Garmin Ltd.	142,286	$13,979,599
Newell Brands Inc.	352,398	6,709,658
NVR Inc.(a)	2,651	10,614,975
		52,043,876
Insurance — 0.8%
Aon PLC, Class A	233,034	62,844,609
Arthur J Gallagher & Co.(b)	169,901	27,700,659
Brown & Brown Inc.	296,621	17,304,869
Cincinnati Financial Corp.	129,046	15,353,893
Marsh & McLennan Companies Inc.	559,897	86,924,010
		210,128,040
Interactive Media & Services — 10.7%
Alphabet Inc., Class A(a)	550,013	1,198,621,330
Alphabet Inc., Class C, NVS(a)	504,309	1,103,150,722
Meta Platforms Inc, Class A(a)	4,194,263	676,324,909
Twitter Inc.(a)	669,578	25,035,522
		3,003,132,483
Internet & Direct Marketing Retail — 6.2%
Amazon.com Inc.(a)	16,001,456	1,699,514,642
eBay Inc.	788,372	32,851,461
Etsy Inc.(a)	229,336	16,789,689
		1,749,155,792
IT Services — 3.5%
Accenture PLC, Class A	671,819	186,530,545
Akamai Technologies Inc.(a)(b)	125,281	11,441,914
Automatic Data Processing Inc.	404,904	85,046,036
Broadridge Financial Solutions Inc.(b)	96,027	13,688,649
EPAM Systems Inc.(a)	104,508	30,806,868
Gartner Inc.(a)	147,288	35,618,657
Mastercard Inc., Class A	738,141	232,868,723
Paychex Inc.	311,333	35,451,489
PayPal Holdings Inc.(a)	1,142,433	79,787,521
VeriSign Inc.(a)	81,828	13,692,279
Visa Inc., Class A	1,294,118	254,798,893
		979,731,574
Life Sciences Tools & Services — 3.2%
Agilent Technologies Inc.	331,164	39,332,348
Bio-Rad Laboratories Inc., Class A(a)	21,409	10,597,455
Bio-Techne Corp.	72,233	25,038,847
Charles River Laboratories International Inc.(a)	92,824	19,861,551
Danaher Corp.	804,695	204,006,276
Illumina Inc.(a)	141,804	26,142,986
IQVIA Holdings Inc.(a)	252,678	54,828,599
Mettler-Toledo International Inc.(a)	26,006	29,874,913
PerkinElmer Inc.(b)	229,288	32,609,339
Thermo Fisher Scientific Inc.	715,879	388,922,743
Waters Corp.(a)(b)	81,520	26,981,490
West Pharmaceutical Services Inc.	135,912	41,095,712
		899,292,259
Machinery — 0.7%
Deere & Co.	234,827	70,323,642
Dover Corp.	121,441	14,733,222
IDEX Corp.	56,991	10,351,275
Illinois Tool Works Inc.	211,912	38,620,962
Nordson Corp.	59,173	11,978,982
Otis Worldwide Corp.	310,965	21,975,896
Pentair PLC	176,545	8,080,465

Schedule of Investments (unaudited) (continued)	iShares® S&P 500 Growth ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Xylem Inc./NY	135,472	$10,591,201
		186,655,645
Metals & Mining — 0.2%
Freeport-McMoRan Inc.	1,166,156	34,121,724
Nucor Corp.	262,738	27,432,475
		61,554,199
Multiline Retail — 0.2%
Target Corp.	465,109	65,687,344

Oil, Gas & Consumable Fuels — 1.1%
APA Corp.	340,209	11,873,294
Devon Energy Corp.	1,122,495	61,860,699
Diamondback Energy Inc.	305,117	36,964,925
EOG Resources Inc.	492,712	54,415,113
Hess Corp.	359,692	38,105,770
Occidental Petroleum Corp.	667,554	39,305,580
ONEOK Inc.	351,201	19,491,656
Pioneer Natural Resources Co.	230,448	51,408,340
		313,425,377
Personal Products — 0.2%
Estee Lauder Companies Inc. (The), Class A	251,015	63,925,990

Pharmaceuticals — 3.1%
Catalent Inc.(a)	196,429	21,074,867
Eli Lilly & Co.	1,442,199	467,604,182
Pfizer Inc.	5,540,865	290,507,552
Zoetis Inc.	567,161	97,489,304
		876,675,905
Professional Services — 0.3%
Equifax Inc.	223,881	40,920,969
Jacobs Engineering Group Inc.	104,908	13,336,954
Robert Half International Inc.	139,422	10,441,314
Verisk Analytics Inc.(b)	147,272	25,491,310
		90,190,547
Real Estate Management & Development — 0.1%
CBRE Group Inc., Class A(a)	298,871	21,999,894

Road & Rail — 0.6%
JB Hunt Transport Services Inc.	90,407	14,236,390
Old Dominion Freight Line Inc.	167,907	43,031,206
Union Pacific Corp.	470,890	100,431,419
		157,699,015
Semiconductors & Semiconductor Equipment — 7.5%
Advanced Micro Devices Inc.(a)	2,963,490	226,618,080
Applied Materials Inc.	1,614,611	146,897,309
Broadcom Inc.	425,589	206,755,392
Enphase Energy Inc.(a)	246,938	48,212,175
KLA Corp.	272,906	87,078,846
Lam Research Corp.	253,599	108,071,214
Microchip Technology Inc.	487,974	28,341,530
Monolithic Power Systems Inc.	80,189	30,795,784
Nvidia Corp.	4,579,198	694,160,625
NXP Semiconductors NV(b)	302,514	44,781,147
ON Semiconductor Corp.(a)	603,634	30,368,827
Qorvo Inc.(a)	99,399	9,375,314
Qualcomm Inc.	2,048,198	261,636,812
Skyworks Solutions Inc.	136,753	12,668,798
SolarEdge Technologies Inc.(a)(b)	75,962	20,789,280
Teradyne Inc.(b)	292,981	26,236,449
Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Texas Instruments Inc.	826,893	$127,052,109
		2,109,839,691
Software — 17.5%
Adobe Inc.(a)	864,078	316,304,393
Ansys Inc.(a)	98,175	23,492,296
Autodesk Inc.(a)	254,585	43,778,437
Cadence Design Systems Inc.(a)	503,019	75,467,941
Ceridian HCM Holding Inc.(a)	108,546	5,110,346
Fortinet Inc.(a)	1,218,297	68,931,244
Intuit Inc.	517,197	199,348,412
Microsoft Corp.	13,677,221	3,512,720,669
Oracle Corp.	2,878,819	201,143,083
Paycom Software Inc.(a)	66,196	18,542,823
PTC Inc.(a)(b)	96,527	10,264,681
Salesforce Inc.(a)	1,108,295	182,913,007
ServiceNow Inc.(a)	366,599	174,325,156
Synopsys Inc.(a)	187,897	57,064,319
Tyler Technologies Inc.(a)	47,022	15,633,875
		4,905,040,682
Specialty Retail — 3.0%
Advance Auto Parts Inc.	52,400	9,069,916
AutoZone Inc.(a)(b)	36,301	78,015,205
Bath & Body Works Inc.	283,509	7,632,062
CarMax Inc.(a)(b)	157,492	14,249,876
Home Depot Inc. (The)	1,436,227	393,913,979
Lowe's Companies Inc.	1,209,020	211,179,524
O'Reilly Automotive Inc.(a)(b)	120,195	75,934,393
Tractor Supply Co.	204,602	39,662,098
Ulta Beauty, Inc.(a)	53,492	20,620,096
		850,277,149
Technology Hardware, Storage & Peripherals — 14.0%
Apple Inc.	28,118,674	3,844,385,109
HP Inc.	963,185	31,573,204
NetApp Inc.	291,279	19,003,042
Seagate Technology Holdings PLC	263,858	18,850,016
		3,913,811,371
Textiles, Apparel & Luxury Goods — 0.5%
Nike Inc., Class B	1,252,656	128,021,443

Trading Companies & Distributors — 0.2%
Fastenal Co.	500,537	24,986,807
United Rentals Inc.(a)(b)	77,668	18,866,334
		43,853,141

Total Long-Term Investments — 99.8%
(Cost: $23,384,777,437)		27,938,480,189

Short-Term Securities

Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.61%(c)(d)(e)	262,583,098	262,556,840

Schedule of Investments (unaudited) (continued)	iShares® S&P 500 Growth ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.35%(c)(d)	43,420,000	$43,420,000

Total Short-Term Securities — 1.1%
(Cost: $305,965,896)		305,976,840

Total Investments in Securities — 100.9%
(Cost: $23,690,743,333)		28,244,457,029

Liabilities in Excess of Other Assets — (0.9)%		(257,375,379)

Net Assets — 100.0%		$27,987,081,650

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares Held at 06/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$67,653,659	$194,891,088	(a)	$—		$17,271	$(5,178)	$262,556,840	262,583,098	$61,376	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	48,780,000	—		(5,360,000	)(a)	—	—	43,420,000	43,420,000	48,687		—
BlackRock Inc.	107,435,424	4,030,062		(7,634,178)		1,916,365	(23,337,862)	82,409,811	135,311	661,928		—
						$1,933,636	$(23,343,040)	$388,386,651		$771,991		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	231	09/16/22	$43,769	$(2,051,959)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Black-Rock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable

Schedule of Investments (unaudited) (continued)	iShares® S&P 500 Growth ETF
June 30, 2022

Fair Value Measurements (continued)

inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$27,938,480,189	$—	$—	$27,938,480,189
Money Market Funds	305,976,840	—	—	305,976,840
	$28,244,457,029	$—	$—	$28,244,457,029
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(2,051,959)	$—	$—	$(2,051,959)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations

NVS	Non-Voting Shares